Convertible Debentures - Additional Information (Details) $ in Thousands			12 Months Ended
	May 27, 2020 CAD ($)	May 15, 2020 CAD ($)	Apr. 30, 2023 CAD ($) shares	Apr. 30, 2021 CAD ($)
Convertible Debentures [Line Items]
Convertible debentures conversion price | shares			4.25
Carrying value of new debentures			$ 2,400
Equity Component
Convertible Debentures [Line Items]
Transaction costs			$ 10
New Debentures
Convertible Debentures [Line Items]
Convertible debentures interest rate	10.00%	10.00%	10.00%
Proceeds from issue of convertible debentures	$ 40	$ 2,590		$ 2,600
Convertible debentures maturity date	May 22, 2022	May 15, 2022
Description of conversion of debt to equity			The Company may force convert the principal amount of the New Debentures at $4.25 per share if the average closing price is equal to or greater than $7.50 for 20 trading days.
Consulting fees			$ 80
Legal and filing fees			30
Transaction costs			100
New Debentures | 10% Convertible Debentures
Convertible Debentures [Line Items]
Carrying value of equity			$ 200
New Debentures | 10% Convertible Debentures | Discounted Cash Flow
Convertible Debentures [Line Items]
Effective interest rate			15.00%